Stock-based compensation - Stock Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options exercisable (shares)		9,302,140	21,241,568
Options exercisable, Weighted-average exercise price (usd per share)		$ 27.27	$ 32.57
$ 18 to 31
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower range (usd per share)	$ 18
Range of exercise prices, upper range (usd per share)	$ 31
Options outstanding (shares)	6,714,283
Options outstanding, Weighted-average remaining contractual life (in years)	2 years
Options outstanding, Weighted-average exercise price (usd per share)	$ 25.67
Options exercisable (shares)	6,714,283
Options exercisable, Weighted-average exercise price (usd per share)	$ 25.67